Equity-Accounted Investments (Detail) $ in Thousands	Sep. 30, 2018 USD ($)
Newbuildings
Long-term Purchase Commitment [Line Items]
2018	$ 2,300
2019	247,700
Teekay LNG | BG Joint Venture | Newbuildings | Supply Commitment
Long-term Purchase Commitment [Line Items]
Credit facility, maximum borrowing capacity	519,000
Capital Addition Purchase Commitments, Equity Method Investee
Long-term Purchase Commitment [Line Items]
Total	578,811
2018	53,102
2019	$ 525,709